Filed with the Securities and Exchange Commission on February 26, 2010

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	371	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	372	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[	X	]	on April 30, 2010 pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

This Post-Effective Amendment No. 371 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed for the purpose of conforming the Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274 for one series of the Trust: Winslow Green Growth Fund.

Prospectus

April 30, 2010

Winslow Green Growth Fund
Investor Shares (WGGFX)
Institutional Shares (WGGIX)

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Summary Section	1
Winslow Green Growth Fund	1
Investment Objective, Principal Strategies and Risks	5
Investment Objective	5
Principal Investment Strategies	5
Temporary Defensive Position	7
Changes in Investment Strategies	7
Principal Risks of Investing in the Fund	7
Portfolio Holdings Information	8
Management of the Fund	9
The Adviser	9
Portfolio Managers	9
Fund Expenses	9
Rule 12b-1 Plan	10
Shareholder Account Information	11
Pricing of Fund Shares	11
Fair Value Pricing	11
Choosing a Share Class	11
How to Purchase Shares	12
How to Redeem Shares	15
Internet Transaction Policy and Electronic Delivery	17
Account and Transaction Policies	17
Shareholder Servicing Plan – Investor Shares	18
Redemption Fee	18
Tools to Combat Frequent Transactions	19
Distributions and Taxes	19
Dividends and Distributions	19
Tax Consequences	20
Index Description	20
Financial Highlights	21
Privacy Notice	PN-1

Summary Section

Winslow Green Growth Fund

Investment Objective

The Winslow Green Growth Fund (the “Fund”) seeks long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares	Institutional Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Fee Waiver and/or Expense Reimbursement	-[ ]%	-[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	1.45%	1.20%

(1)      Brown Investment Advisory Incorporated (the “Adviser”) has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding the expenses associated with the Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest, taxes and extraordinary expenses) in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.45% and 1.20% for the Investor Shares and Institutional Shares, respectively, of each Class’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect until at least April 30, 2011, and may continue for an indefinite period thereafter as determined by the Fund’s Board of Trustees (the “Board”).  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made on behalf of the Fund in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  A reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board upon 60 day’s notice to the Adviser, or by the Adviser with the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 1 year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Shares	$[ ]	$[ ]	$[ ]	$[ ]
Institutional Shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Winslow Green Growth Fund	Summary Section	1

Principal Investment Strategies

The Fund is a growth equity fund.  The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of environmentally sustainable companies.  The Adviser defines environmentally sustainable companies as (1) companies with clean and efficient business practices that seek to reduce their environmental impact, or (2) companies whose products or services offer solutions to environmental problems.  The Fund may invest in any industry sector, but tends to focus on certain environmentally-oriented investment themes, such as:

•	Clean Energy
•	Water Management
•	Resource Efficiency
•	Sustainable Living
•	Environmental Services
•	Green Transportation
•	Green Building Products

Although the Fund may invest in companies of any size capitalization, the Fund intends to invest a significant portion of its assets in domestic small-capitalization companies (i.e., companies with a market capitalization below $2 billion) that, in the Adviser’s view, represent attractive growth investment opportunities.  Furthermore, the Fund may invest up to 20% of assets in foreign securities, which may include emerging markets.

The Adviser monitors the companies in the Fund’s portfolio on an ongoing basis. The Adviser may sell a stock for a number of reasons, including:
•	the stock has met or exceeded its price target,
•	the position has appreciated significantly and makes up an outsized proportion of the portfolio,
•	the Adviser perceives an alteration of the investment premise, including a change in the company’s fundamental strength, environmental commitments or business strategy,
•	the Adviser identifies alternative investment ideas with greater perceived investment potential, or
•	Fund redemptions require cash to be raised.

Principal Risks

There is the risk that you could lose all or a portion of your investment in the Fund.  The following principal risks could affect the value of your investment:
▪	The stock market declines;
▪	Interest rates rise, which can result in a decline in the stock market;
▪	Growth stocks fall out of favor with investors;
▪	Corporate earnings of companies in the Fund’s portfolio may not grow at the rates anticipated;
▪	The Fund may underperform due to investment in securities of smaller companies, which involve greater risk than investments in larger, more established companies;
▪
The Fund may underperform due to its foreign investments, which represent additional risks including currency rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions; these risks are greater in emerging markets; and

▪	The Fund’s investment focus on environmental factors could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not have an environmental focus.

Performance

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart below illustrates how the Fund’s total returns have varied from year to year.  The table below illustrates how the Fund’s average annual total return over time compares with a broad-based securities index.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.winslowgreen.com.

2 Winslow Green Growth Fund	Summary Section

Performance information shown prior to May 23, 2008, reflects the performance of the Fund while it was a series of the Forum Funds Trust (the “Predecessor Fund”).  The Predecessor Fund was reorganized into the Fund on May 23, 2008.  The Predecessor Fund and the Fund had substantially similar investment objectives and strategies and were managed by the same adviser.  Prior to April 1, 2001, Winslow Management Company, LLC, the previous investment adviser, managed a common trust fund with an investment objective, investment policies and strategies that were, in all material respects, equivalent to those of the Fund.  The performance information shown for periods before April 1, 2001 is that of the common trust fund and reflects the expenses of the common trust fund, which were lower than the Fund’s current net expenses.  The performance of the common trust fund prior to April 1, 2001 is based on calculations that are different than the standardized method of calculations presented by the SEC.  If the common trust fund’s performance had been readjusted to reflect the Fund’s expenses, the performance would have been lower.  The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Winslow Green Growth Fund – Investor Shares
Calendar Year Total Returns

During the periods shown in the chart, the highest quarterly return for Investor Shares was [    ]% for the quarter ended [           ], [      ], and the lowest quarterly return was [-35.09]% for the quarter ended [December 31, 2008].

Winslow Green Growth Fund’s Average Annual Total Returns as of December 31, 2009
	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions andSale of Fund Shares	[ ]%	[ ]%	[ ]%
Institutional Shares
Return Before Taxes	[ ]%	[ ]%	[ ]%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

Performance shown for the periods prior to May 23, 2008, reflects the performance of the Investor Shares of the Predecessor Fund.  Performance shown for the Institutional Shares for periods prior to the inception of Institutional Shares on June 6, 2006 reflects the performance of the Investor Shares of the Predecessor Fund.

Winslow Green Growth Fund	Summary Section	3

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Investment Adviser

Brown Investment Advisory Incorporated is the investment adviser to the Winslow Green Growth Fund.

Portfolio Manager

Jackson W. Robinson has served as the Portfolio Manager for the Winslow Green Growth Fund, the Predecessor Fund and its predecessor common trust fund since May 3, 1994.

Purchase and Sale of Fund Shares

Investors may purchase or redeem Fund shares on any business day by mail (Winslow Green Growth Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207), by wire transfer or by telephone at (888) 314-9049.  The minimum initial and subsequent investment amounts are shown below.

Minimum Investment	To Open Your Account	To Add to Your Account

Regular Accounts
Investor Shares	$2,500	$50
Institutional Shares	$250,000	$50
Individual Retirement Accounts (“IRAs”)
Investor Shares	$2,000	$50
Institutional Shares	$250,000	$50
Accounts with Automatic Investment Plans
Investor Shares	$1,000	$50
Institutional Shares	$250,000	$50

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

4 Winslow Green Growth Fund	Summary Section

Investment Objective, Principal Strategies and Risks

Investment Objective

The Winslow Green Growth Fund’s investment objective is long-term capital growth.  The Fund’s investment objective is non-fundamental and may be changed by a vote of the Board without shareholder approval upon a 60-day written notice to shareholders.

Principal Investment Strategies

The Winslow Green Growth Fund is a growth equity fund.  To achieve its investment objective, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of environmentally sustainable companies as discussed further below.  The Fund may invest in companies of any size, but intends to invest a significant portion of the Fund’s assets in equity securities of domestic small capitalization companies (i.e., companies with market capitalization below $2 billion) that in the Adviser’s view represent attractive growth investment opportunities.

The Adviser defines an environmentally sustainable company as either of the following:

(1) The company utilizes clean, efficient, environmentally responsible business practices and seeks to reduce its environmental impact.

The Adviser believes that a company’s environmental performance and its level of commitment to sustainability can have a significant influence on its financial performance.  Sustainable business practices can lead to cost advantages, quality improvements, and improved profitability.  Additionally, a record of admirable environmental behavior can help a company develop a stronger brand, and increase both customer and employee loyalty.  Finally, a company that reduces its environmental impacts can also reduce unintended risks such as lawsuits, regulatory violations, and other disruptive events that can adversely impact shareholder value.

When evaluating a company’s environmental responsibility, the Adviser may consider factors such as:

•	environmental impacts / benefits of the company’s products and services, including carbon intensity;
•	environmental impacts / benefits of the company’s operations, distribution systems and facilities;
•	quality of the company’s environmental policy and management system;
•	the company’s compliance with federal, state and local environmental regulations;
•	quality of the company’s resource management practices (level of consumption of raw materials, recycling and reuse of materials, responsible management of waste streams); and
•	environmental purchasing considerations.

(2) The company provides products or services that offer effective solutions to the world’s environmental challenges.

The Adviser believes that companies providing solutions to our society’s most pressing environmental challenges will benefit from a combination of ecological, regulatory, societal, and economic factors, including:

•
The interrelated issues of climate change, energy security, domestic energy independence, and rising energy costs, leading to demand for energy from renewable sources and for energy efficiency technologies.

•	A rapid increase in global demand for clean water, combined with threats posed by climate change and pollution to global water supplies.
•	The growing problem of commodity scarcity and the corresponding need for resource efficiency and conservation.
•	A shift toward healthy, natural and organic food and consumer products.
•	Increasing demand for specialized services to meet new environmental regulations.

Investment Objective, Principal Strategies and Risks	5

As such, the Adviser generally seeks to invest in companies consistent with the following investment themes:

•
Clean Energy. Technologies that generate energy from wind, solar, geothermal, hydroelectric, and other sources of renewable energy; and energy production companies deriving a significant percentage of energy from renewable sources.

•
Water Management. Water and wastewater services; solutions to increase efficiency of water transmission and water usage; water purification solutions such as desalination, membranes and UV disinfection.

•
Resource Efficiency. Solutions to increase resource conservation and maximize efficient use of resources, including waste reduction and associated technologies, recycling and resource management, and use of recycled materials.

•
Sustainable Living. A broad range of products or services that contribute to natural health, nutrition and environmental sustainability, including natural and organic food, green consumer products, and health and wellness solutions such as homeopathic medicines.

•
Environmental Services. Environmental consultancies, green engineering & construction firms, providers of environmental safety equipment, firms within the new carbon trading market, and other firms that enable compliance with environmental regulations.

•	Green Transportation. Integrated public transport systems, and vehicle emissions and energy efficiency control technologies.
•	Green Building Products. Materials and services contributing to the growth of the environmentally sustainable building (“green building”) market.

The Adviser focuses its analysis on companies that meet the Fund’s definitions for environmental sustainability.  Companies that appear to meet these criteria are subjected to in-depth fundamental analysis to identify attractive growth investment candidates.  The Adviser looks for companies and investment situations with characteristics such as:

•	experienced, high quality management teams with clear strategies and execution plans, and a commitment to environmental sustainability
•	expected near-term growth catalysts such as new product launches or expected events
•	expected long-term growth catalysts such as demographic, economic or environmental trends
•	above-average historical and expected earnings growth rates
•	alignment of growth plans, business model and capital structure
•	strong corporate governance practices

The Adviser makes use of a variety of information sources, which may include things such as the company’s environmental and financial statements, management interviews and visits to corporate facilities, interviews with customers, suppliers and competitors, data from the Environmental Protection Agency, Department of Energy and other government agencies, third party research, and the environmental expertise and industry sector expertise of its investment staff.

The Fund’s portfolio is constructed using a bottom-up investment process, whereby the Adviser evaluates companies on their individual merits and sets a target allocation for holdings based solely on those merits, taking into account level of conviction, forecasted investment time horizon, and stock liquidity.  The Fund does not adhere to any predetermined sector or industry model, and does not attempt to track closely with its performance benchmark index.

The Fund concentrates its investments in domestic securities, but it may invest up to 20% of assets (including American Depositary Receipts (“ADRs”)) in foreign securities and emerging markets.  (ADRs are equity securities traded on U.S. exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.)  In determining whether a company is foreign, the Adviser will consider various factors including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company is legally organized.  The weight given to each of these factors will vary depending upon the circumstances.

6 Investment Objective, Principal Strategies and Risks

Temporary Defensive Position

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  As a result, a Fund may not achieve its investment objective.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.

Changes in Investment Strategies

The Fund will not change its investment policy of investing at least 80% of its net assets in equity securities of environmentally sustainable companies without providing shareholders with at least a 60-day prior notice.

Principal Risks of Investing in the Fund

Investing in the Fund entails certain risks. The Fund cannot guarantee that it will achieve its investment objective.  Because the prices of securities that the Fund holds may fluctuate, the value of your investment in the Fund may also fluctuate and you could lose money. It is important that you closely review and understand these risks before making an investment in the Fund. The principal risks of investing in the Fund are below. For additional information regarding the Fund’s investments and the associated risks, please see the Fund’s most recent Statement of Additional Information (“SAI”).

Management Risk
Management risk is the Fund’s ability to meet its investment objective based on the Adviser’s success or failure at implementing investment strategies for the Fund. The value of your investment in the Fund is subject to the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

General Market Risk
General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of the Fund.

Equity Market Risk
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Investor perceptions may impact the markets and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Growth Stock Risk
Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Small- and Medium-Size Company Risk
Investments in smaller and medium size companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Many small to medium companies are more vulnerable than larger companies to adverse business or economic developments. Securities of these types of companies may have limited liquidity and their prices may be more volatile. They may have limited product lines, markets or financial resources. New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies. Any such positive or negative developments could have a corresponding positive or negative impact on the value of their shares. You should expect that the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Investment Objective, Principal Strategies and Risks	7

Environmental Policy Risk
The Fund’s environmental policy could cause it to underperform compared to similar funds that do not have such a policy. Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.  The Fund also focuses on particular environmental investment themes, which presents increased risk over a more diversified portfolio by focusing investment choices within specific sectors that may or may not perform as well as other industry sectors.

Portfolio Turnover Risk
High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.  The Fund may have portfolio turnover rates in excess of 100%.

Foreign Securities and Emerging Markets Risk
Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including less government supervision and regulation of foreign exchanges, brokers and issuers than in the United States. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.  The Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Portfolio Holdings Information

A complete description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the Fund’s SAI and on the Fund’s website at www.winslowgreen.com.

8 Investment Objective, Principal Strategies and Risks

Management of the Fund

The Adviser
Effective March 31, 2009, Brown Advisory Management LLC (“BAMLLC”) entered into an agreement with Winslow Management Company, LLC (“Winslow”), whereby Winslow became a wholly-owned subsidiary of BAMLLC.  BAMLLC is a subsidiary of Brown Advisory Holdings Incorporated (“Brown Holdings”).  Brown Holdings has several other SEC-registered investment advisers under its control, including Brown Investment Advisory Incorporated (“Brown Advisory”), 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231.  As a result of this transaction, the Winslow investment management team became part of Brown Advisory.  Shareholders approved Brown Advisory as the Fund’s new investment adviser in July 2009, at which time they approved the final investment advisory agreement with Brown Advisory (the “Advisory Agreement”).  Brown Advisory and its affiliates have provided investment advisory and management services to clients for over 10 years.  As of December 31, 2009, Brown Advisory had approximately $[14] billion of assets under management.

Under the Advisory Agreement, the Adviser manages the Fund’s investments subject to the supervision of the Board.  Under the Advisory Agreement, the Fund compensates the Adviser for its investment advisory services at the annual rate of 0.90% of the Fund’s average daily net assets, payable on a monthly basis.

Subject to the general supervision of the Board, the Adviser is responsible for managing the Fund in accordance with its investment objective and policies, making decisions with respect to, and also orders for, all purchases and sales of portfolio securities.  The Adviser also maintains related records for the Fund.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement is available in the Fund’s [Semi-Annual Report to shareholders for the period ended June 30, 2009].

Portfolio Managers
Jackson W. Robinson is the portfolio manager of the Winslow Green Growth Fund and is responsible for the day-to-day management of the Fund.

Jackson W. Robinson
Mr. Robinson has been a portfolio manager at Brown Advisory since March 2009.  Previously, he was a partner and portfolio manager at Winslow from the time he founded Winslow in 1983.  He has served as the Portfolio Manager for the Winslow Green Growth Fund, the Predecessor Fund and its predecessor common trust fund since May 3, 1994.  Mr. Robinson has 30 years of money management experience.  Since 1991, Mr. Robinson has focused exclusively on environmentally responsible investing.  At Winslow, Mr. Robinson manages assets, in a similar style, in individual accounts, institutional accounts, and another pooled investment vehicle.  While founding Winslow Management in 1983, Mr. Robinson also served as President of Rieger, Robinson & Harrington, an investment management company.  Prior to that, Mr. Robinson was an officer and director of Garden Way, Inc. and President of the National Gardening Association, both socially responsible companies.  Mr. Robinson began his career in commercial banking.  Mr. Robinson is a graduate of Brown University where he received a B.S. in Political Science.  He is a director of Jupiter European Opportunities Trust PLC, and serves on the Board of Directors of Spartech Corporation (NYSE:SHE).  He is also an adviser to the American Council on Renewable Energy (“ACORE”) and a trustee of Suffield Academy.

The Fund’s SAI provides additional information about Mr. Robinson’s compensation, other accounts he manages and his ownership of securities in the Fund.

Fund Expenses
The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Total Fund Operating Expenses for the Fund to the amounts shown below of the Fund’s average net assets:

	Investor Shares	Institutional Shares
Winslow Green Growth Fund	1.45%	1.20%

Managment of the Fund	9

Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the Fund if requested by the Adviser, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  Going forward, the Adviser is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.  The current Expense Caps are in place until at least [           ], 2011.

Rule 12b-1 Plan

In July 2009, shareholders approved a Rule 12b-1 Distribution Plan (“Distribution Plan”) for the Investor Class shares of the Fund.  Pursuant to the Distribution Plan, the Trust, on behalf of the Investor Class shares of the Fund, will pay Quasar Distributors, LLC (the “Distributor”), as principal distributor of the Fund’s shares, a distribution fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  The Distribution Plan was implemented July 27, 2009 and the fees will be paid by the Fund monthly, or at such other intervals as the Board shall determine.  The fees will be based upon the Fund’s Investor Class shares’ average daily net assets during the preceding month, and will be calculated and accrued daily.

Because the fee to be paid under the Distribution Plan will be paid on an on-going basis, over time these fees will increase the cost of an investment in the Fund.  While the addition of the distribution fee increases the Fund’s total operating expenses, Brown Advisory has contractually agreed to waive its management fees and to reimburse expenses until at least [       ], 2011 so that net operating expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) do not exceed current net operating expenses of the Fund after contractual waivers and reimbursements by Brown Advisory.  Thus, while the Plan provides for a 12b-1 fee to be charged to the Investor Class shares of the Fund, the Fund’s net operating expenses will not increase from the amounts shown above for at least two years after implementation, subject to Board approval.  There is no assurance that the expense cap will remain in place beyond the two-year period ending [April 30, 2011].

10 Managment of the Fund

Shareholder Account Information

Pricing of Fund Shares
A Fund’s share price is known as its net asset value (“NAV”).  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  A Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “How to Purchase Shares”) by the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (“USBFS”), or certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”) by the close of regular trading on the NYSE will be processed at that day’s NAV.  Transaction orders received after the close of regular trading on the NYSE will receive the next day’s NAV.  A Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

Fair Value Pricing
Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by a Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund will compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation.  If any significant discrepancies are found, the Trust may adjust its fair valuation procedures.

Choosing a Share Class
The Winslow Green Growth Fund offers Institutional and Investor Share classes.  Expenses vary between the Investor and Institutional Share classes of the Fund.  You should carefully consider the differences in the fee structures as well as the length of time you wish to invest in the Fund before choosing which share class to purchase.  (Please review the Fees and Expenses Table for the Fund before investing in the Fund.)  Additionally, please make sure that you are an eligible investor for the specific class.  You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you.  The following is a summary of the differences between Institutional Shares and Investor Shares of the Fund.

	Institutional Shares	Investor Shares
Minimum Initial Investment (See table below for IRA and other types of accounts)
▪  $250,000 investment minimum

(NOTE: Registered investment advisers and financial planners that maintain an account directly with the Fund’s transfer agent may aggregate their client accounts to meet the minimum amount if prior written notice is provided to the Fund’s transfer agent)

▪ $2,500 initial investment minimum

Managment of the Fund	11

Institutional Shares	Investor Shares
Eligible Investors
▪  Designed for the following types of accounts:

(1)   proprietary accounts of institutions (financial institutions, corporations, trusts, estates, religious and charitable organizations) maintained directly with the Fund’s transfer agent; and

(2)   accounts of registered investment advisers and financial planners purchasing on behalf of clients who are charged asset-based or other management fees

▪ Designed for investors investing: (1) directly through the Fund’s transfer agent; or (2) through Financial Intermediaries
Fees	▪ Redemption fee of 2.00% if shares are redeemed within 90 days of purchase	▪ Redemption fee of 2.00% if shares are redeemed within 90 days of purchase
Expenses	▪ Lower expense ratio than Investor Shares due to absence of shareholder servicing fees	▪ Higher expense ratio than Institutional Shares due to shareholder servicing fees

How to Purchase Shares
Minimum Investments
You may open a Fund account with a minimum initial investment as listed in the table below.

Minimum Investment	To Open Your Account	To Add to Your Account

Regular Accounts
Investor Shares	$2,500	$50
Institutional Shares	$250,000	$50
Individual Retirement Accounts (“IRAs”)
Investor Shares	$2,000	$50
Institutional Shares	$250,000	$50
Accounts with Automatic Investment Plans
Investor Shares	$1,000	$50
Institutional Shares	$250,000	$50

General Purchase Information
You may purchase shares of the Fund by completing an Account Application.  Your order will not be accepted until the completed Account Application is received by the Fund or USBFS.  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution.

The Fund will not accept payment in cash, money orders or cashier’s checks unless the cashier’s checks are in excess of $10,000.  In addition, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated online bill pay checks or any conditional order or payment.  For individual, sole proprietorship, joint Uniform Gifts to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to the “Winslow Green Growth Fund” or to one or more owners of the account and endorsed to the Fund.  For all other accounts a check must be made payable on its face to the Fund.  If any payment is returned for any reason, a service fee of $25 will be deducted from a shareholder’s account.  You will also be responsible for any losses suffered by the Fund as a result.

The Fund reserves the right to reject any purchase orders if, in its opinion, it is in the Fund’s best interest to do so.  The Fund also reserves the right to change or waive minimum investment amounts at any time.  Shareholders will be given at least a 30-day notice of any increase in the minimum dollar amount of initial or subsequent investments.

12 Shareholder Account Information

If the Fund does not have a reasonable belief of the identity of a shareholder, the Account Application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States and its territories.  The Fund generally does not sell shares to investors residing outside the United States, even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.  The Fund does not issue share certificates.

PATRIOT Act
The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase by Mail
To purchase the Fund’s shares by mail, simply complete and sign the enclosed Account Application and mail it, along with a check made payable to the fund to:

Regular Mail Winslow Green Growth Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Winslow Green Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the USBFS post office box, does not constitute receipt by USBFS.

Investing by Telephone
If your signed Account Application has been received by the Fund, your account has been open for at least 15 days and unless you declined telephone purchase privileges on your Account Application, you may purchase additional shares by telephoning the Fund toll free at (888) 314-9049.  You may not make your initial purchase of the Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified .

Purchase by Wire.
--Initial Investment.
If you are making your first investment in the Fund, before you wire funds, please contact the Fund by phone to make arrangements with a customer service representative to submit your completed Account Application via mail, overnight delivery, or facsimile.  Upon receipt of your completed Account Application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may instruct your bank to send the wire using the instructions you were given.  Prior to sending the wire, please call USBFS at (888) 314-9049 to advise them of the wire, and to ensure proper credit upon receipt.  Your bank must include both the name of the Fund and your name so that monies can be correctly applied.

Shareholder Account Information	13

--Subsequent Investments
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Fund to advise of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  It is essential that your bank include the name of the Fund and your name and account number in all wire instructions.  If you have questions about how to invest by wire, you may call the Fund.  Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Winslow Green Mutual Funds (Winslow Green Growth Fund)
(Shareholder Name/Account Registration) (Shareholder Account Number)

Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  Neither the Fund nor U.S. Bank, N.A., the Fund’s custodian, are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund.

Through a Financial Intermediary
You may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Internet.
--Initial Investment.
You may purchase shares by logging onto the Fund’s website at www.winslowgreen.com and the following the instructions listed below:

▪	Click on “Open an Account Today”;
▪	Be prepared to have the required information to open your new account;
▪	Accept the Terms of the online Account Application;
▪	Complete the online Account Application;
▪	The Fund will electronically deduct your purchase proceeds from the financial institution you have identified on your Account Application.

--Subsequent Investment
You may make subsequent purchases by logging on to the Fund’s website at www.winslowgreen.com and following the instructions listed below:

▪	Click on “Shareholder Access”;
▪	Provide your User ID and password;

14 Shareholder Account Information

▪	Select the Transaction/Purchase menu option;
▪	Follow the instructions provided.

Automatic Investment Plan
For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment as listed in the table above, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $50 on a monthly or bi-monthly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call USBFS at (888) 314-9049.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network. The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying USBFS five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call (888) 314-9049 for additional information regarding the Fund’s AIP.

Special Instructions for Institutional Shares
The Fund offers Institutional Shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations.  Institutional Shares may also be offered through Financial Intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund.  If you are purchasing shares through a Financial Intermediary, you must follow the procedures established by your Financial Intermediary.  Your Financial Intermediary is responsible for sending your purchase order and wiring payment to USBFS.  Your Financial Intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial Intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at (888) 314-9049, or follow the instructions below under “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

Institutional Shares of the Fund are purchased or redeemed at their NAV per share next calculated after your purchase order and payment or redemption order is received by the Fund, less any applicable redemption fees.  If you place an order for Fund shares through a Financial Intermediary, the Fund will be deemed to have received a purchase or redemption order when the Financial Intermediary receives the order.  The Financial Intermediary must send to USBFS immediately available funds in the amount of the purchase price in accordance with USBFS’ instructions.  If payment is not received within the time specified, USBFS may rescind the transaction and the Financial Intermediary will be held liable for any resulting fees or losses.  For more information about your Financial Intermediary’s rules and procedures and whether your Financial Intermediary has been authorized by the Funds to receive purchase and redemption orders on their behalf, you should contact your Financial Intermediary directly.

How to Redeem Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Fund or with the same Financial Intermediary that placed the original purchase order in accordance with the procedures established by that Financial Intermediary.  Your financial institution is responsible for sending your order to USBFS and for crediting your account with the proceeds.  You may redeem part or all of the Fund’s shares on any business day that the Fund calculates its NAV.  To redeem shares with the Fund, you must contact the Fund either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail
You may redeem the Fund’s shares by simply sending a written request to the Fund.  Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration and include a signature guarantee, if applicable.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholder Account Information	15

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

Regular Mail Winslow Green Growth Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Winslow Green Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the USBFS post office box, does not constitute receipt by USBFS.

By Telephone or Wire
You may redeem Fund shares by telephone unless you declined telephone redemption privileges on your Account Application.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If this occurs, you may make your redemption request in writing.

You may redeem shares for amounts up to $100,000, but with a minimum of $2,500, by calling the Fund at (888) 314-9049 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern Time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on a Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $2,500.  You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify USBFS of a change of address within 15 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Fund will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, it cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Through a Financial Intermediary
You may redeem the Fund’s shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by your Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

By Internet
You may redeem your shares by Internet unless you declined Internet redemption privileges on your Account Application. You may be responsible for any unauthorized Internet order as long as USBFS has taken reasonable measures to verify that the order is genuine. Internet transactions require a user ID and password.

16 Shareholder Account Information

Systematic Withdrawal Program
As another convenience, you may redeem the Fund’s shares through the Funds’ Systematic Withdrawal Program (“SWP”).  Under the SWP, shareholders or their brokers may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter.  In order to participate in the SWP, your account balance must be at least $10,000 and each withdrawal amount must be for a minimum of $50 each month or quarter.  If you elect this method of redemption, a Fund will send a check directly to your address of record, or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.  You may also elect to terminate your participation in this program at any time by contacting the Fund sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Fund’s Account Application.  Please call (888) 314-9049 for additional information regarding the Fund’s SWP.

Internet Transaction Policy and Electronic Delivery
Internet Transactions
You may open a Fund account as well as purchase or sell Fund shares online at www.winslowgreen.com.  Establishing an account online is permitted only for individual, IRA, joint and UGMA/UTMA accounts. If you conduct transactions or open an account online, you are consenting to sending and receiving personal financial information over the Internet.

Electronic Delivery
Consistent with the Fund’s commitment to environmental sustainability, you may sign up to receive prospectuses, supplements and Annual and Semi-Annual Reports electronically on www.winslowgreen.com.  You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on www.winslowgreen.com or contacting the Funds at (888) 314-9049.

Householding
In addition, in an effort to decrease costs, the Fund will start reducing the number of duplicate Prospectuses, supplements, Annual Reports and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at (888) 314-9049 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Account and Transaction Policies
Before selling recently purchased shares, please note that if USBFS has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date.

Low Balance Accounts
Investor Shares
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,500, ($1,000 for IRAs) other than as a result of market fluctuations.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.  If you do not bring your total account balance up to $2,500 ($1,000 for IRAs) within 60 days, the Fund may sell your shares and send you the proceeds.

Institutional Shares
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $200,000 other than as a result of market fluctuations.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.  If you do not bring your total account balance up to $200,000 within 60 days, the Fund may sell your shares and send you the proceeds.

Shareholder Account Information	17

Redemption In-Kind
The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (“redemption in-kind”).  It is not expected that the Fund would do so except during unusual conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Signature Guarantees
For certain types of redemption requests, USBFS may require a signature guarantee.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  If you have any questions about obtaining a signature guarantee please contact shareholder services at (888) 314-9049 for further guidance.  A signature guarantee of each owner is required in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	Any redemption transmitted by federal wire transfer to a bank other than the bank of record;
•	If a change of address request has been received by USBFS within the last 15 days;
•	For all redemptions in excess of $100,000 from any shareholder account; and
•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund and/or USBFS reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will be generally accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Shareholder Servicing Plan – Investor Shares
The Trust has adopted a Shareholder Servicing Plan on behalf of the Fund’s Investor Share class.  Under the Plan, the Fund is authorized to pay the Fund’s Adviser an annual shareholder servicing fee of 0.25% of the Investor Shares’ average daily net assets.  The Adviser uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.

Redemption Fee
The Fund is intended for long-term investors.  Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by the Fund’s shareholders.  For these reasons, the Fund will assess a 2.00% fee on the redemption of Fund shares held for less than 90 days.  The redemption fee is deducted from your proceeds and retained by the Fund for the benefit of long-term shareholders.  The first-in, first-out (“FIFO”) method is used to determine the 90 day holding period.  The FIFO method states that if a shareholder purchases shares on different days, the shares he/she held the longest will be redeemed first for purposes of determining whether the redemption fee applies.  This fee does not apply to (1) shares purchased through reinvested dividends or capital gains; (2) Fund redemptions under the Fund’s SWP; (3) the involuntary redemption of low balance accounts; or (4) certain financial intermediaries, retirement plan administrators and other institutions, in instances deemed by the Adviser not to be disadvantageous to the Fund or its shareholders and which do not indicate market timing strategies.  The Fund reserves the right to change the terms and amount of this fee upon at least a 60-day notice to shareholders.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 90 days, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into Information Sharing Agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to their customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information from the Financial Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

18 Shareholder Account Information

Tools to Combat Frequent Transactions
The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders.  The Board has adopted a policy regarding excessive trading.  The Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps may include, among other things, monitoring trading activity, imposing redemption fees, and using fair value pricing, under procedures as adopted by the Board, when the Adviser determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into Information Sharing Agreements with Financial Intermediaries pursuant to which these Financial Intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Distributions and Taxes

Dividends and Distributions
The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.

Shareholder Account Information	19

If you wish to change your distribution option, write to USBFS in advance of the payment date of the distribution.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then-current NAV and to reinvest all subsequent distributions.

Tax Consequences
The Fund intends to make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income or qualified dividend income.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

As required by U.S. Treasury regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Internal Revenue Code.  The advice was prepared for the Fund.  Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

Index Description

The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. Both indices are unmanaged and reflect the reinvestment of dividends. Unlike the performance figures of the Fund, the performance of the indices does not reflect the effect of expenses.  An investor cannot invest directly in an index.

20 Shareholder Account Information

Financial Highlights

The table shows the Fund’s financial performance for the period shown.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  _______________________, is the Fund’s Independent Registered Public Accounting Firm.  The financial information for the year ended December 31, 2007 and prior years was audited by another firm.

Winslow Green Growth Fund – Investor Shares
For a share outstanding throughout each year
	Year Ended	Six Months Ended June 30, 2009		Year Ended December 31,
	December 31, 2009	(unaudited)		2008	2007		2006		2005
NET ASSET VALUE PER SHARE, Beginning of Year		$9.02		$23.42	$19.85		$17.62		$15.90

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss		(0.03	) (a)	(0.15)	(0.10	) (a)	(0.23	) (a)	(0.17	)(a)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions		1.88		(14.14)	4.70		2.46		2.09

Total from investment operations		1.85		(14.29)	4.60		2.23		1.92

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain		—		(0.11)	(1.04)		(0.02)		(0.22)

Redemption Fees		—	(b)	— (b)	0.01		0.02		0.02
NET ASSET VALUE PER SHARE, End of Year		$10.87		$9.02	$23.42		$19.85		$17.62

TOTAL RETURN		20.51	%(c)	(61.01)%	23.47%		12.77%		12.18%

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of year (millions)		$209.0		$171.4	$379.7		$194.4		$152.3

Ratio of expenses to average net assets:
After fees waived and expenses absorbed		1.45	%(d)	1.40%	1.45%		1.45%		1.45%
Before fees waived and expenses absorbed		1.56	%(d)	1.43%	1.47%		1.49%		1.69%
Ratio of net investment loss to net assets
After fees waived and expenses absorbed		(0.76	)% (d)	(0.92)%	(0.46)%		(1.22)%		(1.02)%
Before fees waived and expenses absorbed		(0.87	)% (d)	(0.95)%	(0.48)%		(1.26)%		(1.26)%
PORTFOLIO TURNOVER RATE		46	%(c)	113%	94%		113%		103%
_______________________
(a)	Calculated using average shares outstanding throughout the year.
(b)	Less than $0.01 per share.
(c)	Not annualized.
(d)	Annualized.

Shareholder Account Information	21

Winslow Green Growth Fund – Institutional Shares
For a share outstanding throughout each period/year

	Year Ended December 31, 2009	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31, 2008	Year Ended December 31, 2007		June 6, 2006(a) through December 31, 2006
NET ASSET VALUE PER SHARE, Beginning of Period/Year		$9.07		$23.51	$19.87		$19.56

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss		(0.02	) (b)	(0.09)	(0.04	) (b)	(0.11	) (b)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions		1.90		(14.25)	4.72		0.42

Total from investment operations		1.88		(14.34)	4.68		0.31

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain		—		(0.11)	(1.04)		(0.02)
Redemption Fees		—	(c)	0.01	—	(c)	0.02

NET ASSET VALUE PER SHARE, End of Period/Year		$10.95		$9.07	$23.51		$19.87

TOTAL RETURN		20.73	%(d)	(60.94)%	23.80%		1.68	%(d)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period/year (millions)		$35.4		$21.5	$37.1		$16.1

Ratio of expenses to average net assets:
After fees waived and expenses absorbed		1.20	%(e)	1.15%	1.20%		1.20	%(e)
Before fees waived and expenses absorbed		1.31	%(e)	1.18%	1.22%		1.51	%(e)
Ratio of net investment loss to net assets
After fees waived and expenses absorbed		(0.49	)%(e)	(0.67)%	(0.20)%		(1.06	)%(e)
Before fees waived and expenses absorbed		(0.60	)%(e)	(0.70)%	(0.22)%		(1.37	)%(e)
PORTFOLIO TURNOVER RATE		46	%(d)	113%	94%		113	%(d)
_______________________
(a)	Commencement of operations.
(b)	Calculated using average shares outstanding throughout the period/year.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.

22 Shareholder Account Information

Winslow Green Mutual Funds
www.winslowgreen.com

Investment Adviser
Brown Investment Advisory Incorporated
901 S. Bond Street, Suite 400
Baltimore, Maryland 21231

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(888) 314-9049

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Privacy Notice

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Prospectus.

PN-1

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”)
The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated by reference into this Prospectus.  It is legally considered a part of this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report you will find a discussion of the market conditions and investment strategies that affected a Fund’s performance during its last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by contacting the Fund at:

Winslow Green Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(888) 314-9049
www.winslowgreen.com

You can review and copy information, including the Fund’s reports and SAI, at the Public Reference Room of the SEC 100 F Street, N.E. Washington, D.C. 20549-1520.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund are also available:

•	Free of charge on the Fund’s website at www.winslowgreen.com; or
•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by email request to: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037)

Printed on recycled paper with vegetable-based inks.

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

WINSLOW GREEN GROWTH FUND
Investor Shares
Institutional Shares

Investment Adviser:

Brown Investment Advisory Incorporated
901 S. Bond Street, Suite 400
Baltimore, Maryland 21231
www.winslowgreen.com

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated April 30, 2010, for the Investor Class and Institutional Class shares of the Winslow Green Growth Fund (the “Fund”), advised by Brown Investment Advisory Incorporated (the “Adviser”), a series of Professionally Managed Portfolios (the “Trust”). Copies of the Fund’s Prospectus are available by calling the above number.

The most recent Annual Report to shareholders for the predecessor Winslow Green Growth Fund is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Funds’ Annual Report dated December 31, 2009 as filed with the Securities and Exchange Commission (“SEC”).

THE TRUST	3
INVESTMENT POLICIES AND RISKS	4
Equity Securities	4
Warrants and Rights	5
Foreign Investments	5
Real Estate and Investment Trusts	7
Options, Futures and Other Strategies	7
Repurchase Agreements	11
Reverse Repurchase Agreements	12
Other Registered Investment Companies	13
Illiquid Securities	13
Restricted Securities	14
Leverage Transactions	14
Borrowing	14
Securities Lending	15
When-Issued Securities and Forward Commitments	15
Dollar Roll Transactions	16
Swaps, Caps, Floors and Collars	16
Segregated Accounts	14
Temporary Defensive Position	14
Short-Term Investments	14
INVESTMENT RESTRICTIONS	18
PORTFOLIO TURNOVER	20
PORTFOLIO HOLDINGS INFORMATION	21
TRUSTEES AND EXECUTIVE OFFICERS	22
CODES OF ETHICS	26
PROXY VOTING POLICIES	26
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS	27
THE FUND’S INVESTMENT ADVISER	27
Portfolio Managers	29
SERVICE PROVIDERS	31
Administrator, Transfer Agent and Fund Accountant	31
Custodian	32
Independent Registered Public Accounting Firm and Legal Counsel	32
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE	32
CAPITAL STOCK	34
DISTRIBUTION PLAN	34
SHAREHOLDER SERVICING PLAN	35
DETERMINATION OF NET ASSET VALUE	36
PURCHASE AND REDEMPTION INFORMATION	37
DISTRIBUTIONS AND TAX INFORMATION	39
DISTRIBUTOR	41
MARKETING AND SUPPORT PAYMENTS	41
FINANCIAL STATEMENTS	42
APPENDIX A	43
APPENDIX B – PROXY VOTING POLICY	44

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the SEC as an open-end management investment company.  Prior to May of 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

On February 9, 2008, the Board of Trustees of Forum Funds ("Forum Funds Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of certain predecessor funds of Forum Funds Trust into the Fund of the Trust described in this SAI.  The effective date of the reorganization was May 23, 2008.

The Winslow Green Growth Fund, a series of the Trust, commenced operations on May 27, 2008 as successor to the Winslow Green Growth Fund, a series of Forum Funds Trust (the “Predecessor Fund”).  The predecessor Winslow Green Growth Fund commenced operations on April 1, 2001.  The unnamed class of shares was reclassified as Investor Shares on May 1, 2006.  The Institutional Shares of the Winslow Green Growth Fund commenced operations on June 6, 2006.  Prior to April 1, 2001, the predecessor Winslow Green Growth Fund operated as a common trust fund with substantially similar investment objective and investment policies as the predecessor fund.  The common trust fund incepted in January 1994.

The Fund’s Prospectus and this SAI is a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The Fund is diversified.  This means that as to 75% of the Fund’s total assets (1) no more than 5% may be in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.

The following information supplements the discussion of the Fund’s investment policies and risks as set forth in the Prospectus.  There is no assurance that the Fund will achieve its investment objective.

Equity Securities.
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Fund may invest.  All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolios may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small- and medium-sized companies, it will be exposed to the risks of small- and medium-sized companies.  Small- and medium-sized companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Common Stock.
Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Preferred Stock.
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities.
Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

The Fund may invest up to 10% of its assets in convertible securities.

Warrants and Rights.
The Fund may invest a portion of its assets in warrants and stock rights.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.

The Fund will limit its purchases of warrants to not more than 10% of the value of its total assets.  The Fund may also invest up to 10% of its total assets in stock rights.

Foreign Investments.

The Fund may invest in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) and foreign securities traded on a national securities market, and purchase and sell foreign currency on a spot basis.

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and a Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to a Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, a Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on a Fund’s foreign securities may be subject to foreign withholding tax.  A Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in a Fund under U.S. tax law, they will reduce the net return to the Fund’s shareholders.

Foreign Currency Transactions.
Investments in foreign companies will usually involve currencies of foreign countries.  Although the Fund has no present intent of conducting foreign currency contracts, the Fund may, in the future, conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract.

Risks of Foreign Currency Transactions.
Foreign currency transactions involve certain costs and risks.  The Fund incurs foreign exchange expenses in converting assets from one currency to another.  Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  The precise matching of forward contract amounts and the value of the securities involved is generally not possible.  Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency.  The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

In addition, there is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.  Quotation information available is generally representative of very large transactions in the interbank market.  The interbank market in foreign currencies is a global around-the-clock market.  Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.  The Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

Real Estate Investment Trusts.
The Fund may invest in shares of Real Estate Investment Trusts (“REITs”).  REITs are companies that develop, own or finance real estate.  Most specialize in commercial property like apartments, offices, malls, clinics and warehouses.  Some specialize in a city or region.  Some finance real estate transactions by making loans or buying mortgages.

REITs and real estate operating companies may be affected by changes in the value of their underlying properties or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects.  In certain cases, the organizational documents of a REIT may grant the REIT’s sponsors the right to exercise control over the operations of the REIT even though the sponsor owns only a minority share; or a conflict of interest (for example, the desire to postpone certain taxable events) could influence a sponsor to not act in the best interests of the REIT’s shareholders.  The organizational documents of many REITs also contain various anti-takeover provisions that could have the effect of delaying or preventing a transaction or change in control of the REIT that might involve a premium price for the REIT’s shares or otherwise may not be in the best interests of the REIT’s shareholders.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT or a real estate operating company may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Options, Futures and Other Strategies.
General.
The Fund may invest in options on equities, debt and stock indices (collectively, “options”).  The Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”).  The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.  The Fund will not invest in futures for speculative purposes.

Limits on Options.
The Fund will not hedge more than 30% of its total assets by buying put options and writing call options.  In addition, the Fund will not write put options whose underlying value exceeds 5% of the Fund’s total assets.  The Fund will also not purchase call options if the underlying value of all such options would exceed 5% of the Fund’s total assets.  The Fund will not enter into options contracts if immediately thereafter more than 5% of the Fund’s total assets would be invested in options contracts.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission.  In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations.  See “Distributions and Tax Information.”  Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Adviser may utilize these opportunities to the extent that they are consistent with the Fund’s investment objectives and permitted by the Fund’s investment limitations and applicable regulatory authorities.  The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

(1)
Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction.  The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)
Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)
As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time.  The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

The Fund will not enter into any transactions using Financial Instruments (except for purchased options) unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of the Fund’s assets to cover or accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

(4)
Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Options on Securities and Securities Indices.
The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated.  The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.  The Fund normally will purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated.  The purchase of a put option would entitle the Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

The Fund may purchase and sell options traded on U.S. and foreign exchanges.  Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  For some options, no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest.  A covered call option involves a Fund’s giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract.  A covered call option serves as a partial hedge against a price decline of the underlying security.  However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.  In addition, the Fund’s ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

The Fund may also write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price.  The Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise.  In order to “cover” put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund’s option orders.

Futures and Options on Futures.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month).  If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain; if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain; if it is less, the Fund realizes a capital loss.  The transaction costs must also be included in these calculations.  The Fund may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.  The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when the Fund invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following:  (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures.

The Fund may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices.  Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return.  No price is paid upon entering into futures contracts.  Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.”  Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”).  The margin is in the nature of performance bond or good-faith deposit on a futures contract.  Futures and options on futures are taxable instruments.

Repurchase Agreements.
The Fund may enter into repurchase agreements.  However, the Fund may not invest more than 5% of its net assets in repurchase agreements.  For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. government security subject to the repurchase agreement. (However, repurchase agreements are not restricted transactions, notwithstanding the Fund’s Fundamental Restriction regarding making loans.)  Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the U.S. government security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including such repurchase agreements.

Because a repurchase agreement is deemed to be a loan under the 1940 Act, it is not clear whether a court would consider the U.S. government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the U.S. government security.  If a court characterizes the transaction as a loan, and the Fund has not perfected a security interest in the U.S. government security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Currently, the Fund does not intend to engage in repurchase agreements.

Reverse Repurchase Agreements.
The Fund may enter into reverse repurchase agreements.  Reverse repurchase agreements are considered a form of borrowing and involves the sale of a debt security held by the Fund, with an agreement by the Fund to repurchase the security at a stated price, date and interest payment.

The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.  The Fund will seek to enter reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.  However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

The Fund may enter into reverse repurchase agreements with banks or broker-dealers.  Entry into such agreements with broker-dealers requires the creation and maintenance of segregated assets consisting of U.S. government securities, cash or liquid securities marked-to-market at least equal in value to its obligations in respect of reverse repurchase agreements.

Currently, the Fund does not intend to engage in reverse repurchase agreements.

Other Registered Investment Companies.
The Fund may invest in the securities of other registered investment companies, subject to the limitations set forth in the Investment Company Act of 1940, as amended, (the “1940 Act”).  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

Illiquid Securities.
The Fund may not invest more than 15% of the value of its net assets in securities that have legal or contractual restrictions on resale or are otherwise illiquid.  The Adviser will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Mutual funds do not typically hold a significant amount of these illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Restricted Securities.
The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Leverage Transactions

General.
The Fund may use leverage to increase potential returns.  Leverage involves special risks and may involve speculative investment techniques.  Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments.  Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into purchasing securities on a when-issued, delayed delivery or forward commitment basis (including dollar roll transactions) and the use of swaps and related agreements are transactions that result in leverage.  The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

Borrowing.
The Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks.  In addition, the Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 5% of the value of its total assets at the time of such borrowings.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Securities Lending.
The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned:  (1) a Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) a Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.   These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

When-Issued Securities and Forward Commitments.
The Fund may purchase securities offered on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis.  When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.  Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated.  During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction.  At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value (“NAV”).

The Fund will not enter into a when-issued if, as a result, more than 10% of the Fund’s total assets would be committed to such transactions.

Dollar Roll Transactions.
The Fund may enter into “dollar roll” transactions.  Dollar roll transactions are transactions in which the Fund sells securities to a bank or securities dealer, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party.  During the period between the commitment and settlement, no payment is made for the securities purchased and no interest or principal payments on the securities accrue to the purchaser, but a Fund assumes the risk of ownership.  The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.  The Fund will engage in dollar roll transactions for the purpose of acquiring securities for its investment portfolios.

The Fund limits its obligations on dollar roll transactions to 10% of the Fund’s net assets.

Swaps, Caps, Floors and Collars.
The Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate “caps,” “floors” and “collars.”  Interest rate swaps involve the exchange by the Fund and a counterparty of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).  Mortgage swaps are similar to interest rate swap agreements, except that the contractually-based principal amount (the “notional principal amount”) is tied to a reference pool of mortgages.  Currency swaps’ notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies.  The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap.  The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling such floor.  A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

The Fund will enter into these transactions primarily to preserve a return or a spread on a particular investment or portion of its portfolio or to protect against any interest rate fluctuations or increase in the price of securities it anticipates purchasing at a later date. The Fund uses these transactions as a hedge and not as a speculative investment, and will enter into the transactions in order to shift the Fund’s investment exposure from one type of investment to another.

The use of interest rate protection transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Adviser incorrectly forecasts market values, interest rates and other applicable factors, there may be considerable impact on the Fund’s performance.  Even if the Adviser is correct in their forecasts, there is a risk that the transaction may correlate imperfectly with the price of the asset or liability being hedged.

The Fund limits its total investment in swaps, caps, floors and collars to 10% of its total assets.

Risks of Leveraging.
Leverage creates the risk of magnified capital losses.  Losses incurred by the Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund.  Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leveraging include a higher volatility of the NAV of the Fund’s securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash.  So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged.  Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested.  To the extent that the interest expense involved in leveraging approaches the net return on the Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.  In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Segregated Accounts.
In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund’s custodian, to the extent required by applicable rules or guidelines, will set aside and maintain, in a segregated account, cash and liquid securities.  The account’s value, which is marked to market daily, will be at least equal to the Fund’s commitments under these transactions.

Temporary Defensive Position.
The Fund may invest in prime quality money market instruments, pending investment of cash balances.  The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments.  Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return.  The money market instruments in which the Fund may invest include short-term U.S. government securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

Short-Term Investments.
The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits.
The Fund may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.
The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s® Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service©, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix A.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

The Fund is diversified.  This means that as to 75% of the Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) no more than 10% may be invested in the outstanding voting securities of a single issuer.

The Fund has adopted the following fundamental investment limitations that cannot be changed by the Board without a majority of the Fund’s outstanding voting securities as defined in the 1940 Act.  The Fund may not:

1)
Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.  For purposes of this limitation, entering into reverse repurchase agreements would be considered borrowing money.

2)
Purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.  For purposes of this limitation, there is no limit on investments in U.S. government securities.

3)	Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

4)
Make loans to other parties except to the extent permitted by the 1940 Act, the rule and regulations thereunder and any exemptive relief obtained by the Fund.  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

5)
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

6)
Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7)
Pledge, mortgage or hypothecate up to one-third of its assets except to secure permitted borrowings or loan securities as described above.  Furthermore, this restriction shall not prohibit either Fund from engaging in options transactions or short sales in accordance with its investment objective and strategies.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes.  To limit the risks attendant to borrowing, the 1940 Act requires the fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.  Borrowing money to increase the Fund’s investment portfolio is known as “leveraging.”  Borrowing, especially when used for leverage, may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow.  This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings.  Borrowed money thus creates an opportunity for greater gains, but also greater losses.  To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.  There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund’s net investment income in any given period.  The policy in (1) above will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act.  Reverse repurchase agreements may be considered to be a type of borrowing.  Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy.  Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.  Such trading practices may include futures, options on futures, forward contracts and other derivative investments.

With respect to the fundamental policy relating to lending set forth in (4) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements.  (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates.  The SEC frequently treats repurchase agreements as loans.)  While lending securities may be a source of income to a fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially.  However, loans would be made only when the Fund’s manager believes the income justifies the attendant risks.  The Fund also will be permitted by this policy to make loans of money, including to other funds.  The policy in (4) above will be interpreted not to prevent the Fund from purchasing or investing in debt obligations and loans.  In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.

The Fund has adopted the following non-fundamental investment limitations that may be changed by the Board without shareholder approval.  The Fund may not:

1)
Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund’s transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Fund has adopted the following additional non-fundamental investment limitations.  The Fund may not:

1)
Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2)
Make investments for the purpose of exercising control of an issuer.  Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  (See “Execution of Portfolio Transactions and Brokerage”.)

The portfolio turnover for the Fund for the following fiscal periods is set forth below.

Winslow Green Growth Fund	Turnover
Fiscal Year Ended December 31, 2009	[ ]%
Fiscal Year Ended December 31, 2008(1)	113%
(1)           Prior to May 23, 2008, the Fund was a series of Forum Funds.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The policy was developed in consultation with the Adviser and has been adopted by the Adviser.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, the principal underwriter or any other affiliated person of the Fund.  After due consideration, the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the policy, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to the policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, the Fund discloses its complete portfolio holdings and certain other portfolio characteristics on the Fund’s website at www.winslowgreen.com generally within 15 business days after the quarter end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until next updated by required regulatory filings with the SEC.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed including a duty not to trade on non-public information:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Adviser, its affiliates or employees, the Fund, or any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the policy and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Trustee, Allegiant Funds.
Wallace L. Cook (born 1939) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	1	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.
Steven J. Paggioli (born 1950) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	1	Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Officers of the Trust
Robert M. Slotky (born 1947) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004 Indefinite Term; Since December 2005.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001.	Not Applicable	Not Applicable
Eric W. Falkeis (born 1973) c/o USBFS 615 East Michigan St. Milwaukee, WI 53202	Executive Vice President	Indefinite Term; Since November 2009.	Senior Vice President, USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997.	Not Applicable	Not Applicable
Patrick J. Rudnick (born 1973) c/o USBFS 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since November 2009.	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	Not Applicable.	Not Applicable.
Elaine E. Richards (born 1968) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.
Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007); formerly, Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (1998-2004).

				Not Applicable	Not Applicable
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

Trust Committees.
The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations for consideration by shareholders to the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet during the Fund’s last fiscal year.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a fund’s pricing and financial reporting.  The Audit Committee met once during the Fund’s last fiscal year concerning the Fund.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet during the Fund’s last fiscal year.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee met several times during the Fund’s last fiscal year.

Trustee Ownership of Fund Shares and Other Interests.
The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2009.

Name	Dollar Range of Winslow Green Growth Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Dorothy A. Berry	None	$10,001 - $50,000
Wallace L. Cook	None	Over $100,000
Carl A. Froebel	None	$10,001 - $50,000
Steven J. Paggioli	None	$50,001-$100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or any of its affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Portfolio’s principal underwriter or any of its affiliates.

Compensation.
Independent Trustees each receive an annual retainer of $40,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $8,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees from the Fund for the fiscal year ended December 31, 2009.

Name of Person/Position	Aggregate Compensation From the Winslow Green Growth Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$[ ]	None	None	$[ ]
Wallace L. Cook, Trustee	$[ ]	None	None	$[ ]
Carl A. Froebel, Trustee	$[ ]	None	None	$[ ]
Steve J. Paggioli, Trustee	$[ ]	None	None	$[ ]

(1)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Fund.  For the fiscal year ended December 31, 2009, Trustees’ fees and expenses in the amount of $[          ] were allocated to the Trust.

CODES OF ETHICS

The Trust, the Adviser and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Adviser and the principal underwriter to invest in securities that may be purchased or held by a Fund.

PROXY VOTING POLICIES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Voting Policies (the “Adviser’s Policy”) and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.  The Adviser has adopted a Proxy Voting Policy that underscores the Adviser’s concern that all proxies voting decisions be made in the best interests of the Fund and to maximize portfolio values over time.  The Adviser’s Proxy Voting Policy is attached as Appendix B.

The Trust is required to file Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  Form N-PX for the Fund is available without charge, upon request, by calling toll-free (888) 314-9049 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  As of April ___, 2010, the Trustees as a group did not own more than 1% of the outstanding shares of the Fund.  As of ________, 2010, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Principal Holders of the Winslow Green Growth Fund – Investor Class
Name and Address	% Ownership	Type of Ownership
[ ]	[ ]%	Record
[ ]	[ ]%	Record
[ ]	[ ]%	Record
[ ]	[ ]%	Record

Principal Holders of the Winslow Green Growth Fund – Institutional Class
Name and Address	% Ownership	Type of Ownership
[ ]	[ ]%	Record
[ ]	[ ]%	Record
[ ]	[ ]%	Record
[ ]	[ ]%	Record

THE FUND’S INVESTMENT ADVISER

Effective March 31, 2009, Brown Advisory Management LLC (“BAMLLC”) entered into an agreement with Winslow Management Company, LLC (“Winslow”), whereby Winslow became a wholly-owned subsidiary of BAMLLC.  BAMLLC is a subsidiary of Brown Advisory Holdings Incorporated (“Brown Holdings”).  Brown Holdings has several other SEC-registered investment advisers under its control, including Brown Investment Advisory Incorporated (“Brown Advisory” or the “Adviser”).  As a result of this transaction, the Winslow investment management team has become part of Brown Advisory.

At a Board meeting held on March 23, 2009, the Board approved an Interim Investment Advisory Agreement with Brown Advisory on behalf of the Winslow Green Mutual Funds (“Interim Advisory Agreement”) so that as of March 31, 2009, Brown Advisory began managing the Fund.  In July 2009, shareholders approved Brown Advisory as the Fund’s new investment adviser, at which time they approved the final investment advisory agreement with Brown Advisory (the “Advisory Agreement”).

Brown Advisory is located at 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231.  BAMLLC is a limited liability company incorporated under the laws of Maryland in 2008.  Brown Holdings is incorporated under the laws of Maryland in 1998.  Brown Advisory and its affiliates (“Brown”) have provided investment advisory and management services to clients for over 10 years.  See the prospectus for more information regarding the team of portfolio managers that will continue to manage the Winslow Green Mutual Funds.

Prior to March 31, 2009, Winslow, 99 High Street, 12th Floor, Boston, Massachusetts, 02110, served as investment adviser to the Fund pursuant to an investment advisory agreement (the “Prior Advisory Agreement”) with the Trust.

In consideration of the services provided by Winslow pursuant to the Prior Advisory Agreement, Winslow was entitled to receive from the Fund an investment advisory fee computed daily and paid monthly, based on a rate equal to 0.90% of the Fund’s average daily net assets as specified in the Fund’s Prospectus.

After its initial two year term, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than a 60-day, nor less than a 30-day, written notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, or by the Adviser on not more than a 60-day, nor less than 30-day, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

The tables below show the dollar amount of fees payable to Brown Advisory or Winslow by the Fund or the Predecessor Fund (as the case may be), the amount of fee that was waived by Winslow, if any, and the actual fees received by Winslow for the fiscal periods ended December 31.

Winslow Green Growth Fund
	Advisory Fee Payable	Advisory Fee Waived	Advisory Fee Retained
Year Ended December 31, 2009(1)	$[ ]	$[ ]	$[ ]
Year Ended December 31, 2008(2)	$3,024,596	$99,518	$2,925,078
Year Ended December 31, 2007	$2,458,119	$66,795	$2,391,324
(1)	The current investment adviser is Brown Advisory. Prior to March 31, 2009, the investment adviser was Winslow.
(2)	Prior to May 23, 2008, the Fund was a series of Forum Funds.

Brown Advisory has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, extraordinary, interest and tax expenses) in order to limit Net Annual Operating Expenses of the Investor and Institutional Class shares of the Winslow Green Growth Fund to 1.45% and 1.20%, respectively, of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least two years and may continue for an indefinite period thereafter as determined by the Board.  Brown Advisory is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is to be subject to the Board’s review and approval.  This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  However, Winslow, Brown Advisory and any other potentially interested party have waived their rights to any recoupment of expenses paid or advisory fees waived for the Funds prior to March 31, 2009.

Portfolio Managers.
The Fund is managed by Jackson W. Robinson.  The following provides information regarding other accounts managed by Mr. Robinson as of December 31, 2009.

Jackson W. Robinson
Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

The compensation of Mr. Robinson is comprised of capital distributions from the Adviser.  Factors influencing the distributions include the individual portfolio manager’s performance and the performance of the Adviser.  The Adviser management’s assessment of performance is not formula-based and is not tied to the value of client assets.  Distributions are paid in cash.  In addition, Mr. Robinson receives a percentage of any annual performance incentive fee generated by the Winslow Hedge Fund, L.P.  Subject to a loss carry forward provision or “high water mark”, 20% of each limited partner’s share of the limited partnership’s net profits will be reallocated to the general partner’s capital account of which a portion will be paid to the general partner and to others, including Mr. Robinson, at Mr. Robinson’s discretion.  The general partner of the Winslow Hedge Fund, L.P. is Winslow General Partners, LLC, an entity controlled by Mr. Robinson.  This payment is made in cash and is considered by the Adviser as part of the portfolio manager’s overall compensation when determining capital distributions for the year.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, the Adviser’s portfolio managers, who manage multiple accounts, are presented with the following potential conflicts:

•
The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of a Fund and/or other account.  Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of a Fund.  Nevertheless, the Adviser seeks to manage any competing interests for the time and attention of portfolio managers by having a primary and back-up portfolio manager assigned to each account. The Adviser also maintains a Code of Ethics to detect and prevent activities of employees that would result in a breach of the Adviser’s fiduciary duties to a Fund.

•
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To address this situation, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

•
With respect to securities transactions for a Fund, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as the other pooled investment vehicle that is not a registered mutual fund, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, the Adviser may place separate, non-simultaneous, transactions for another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of a Fund or other account.  To address this situation, the Adviser maintains a procedure that requires all client-directed brokerage be executed after non-directed brokerage.

•
Finally, the appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.  To address this situation, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

As set forth above, the Adviser has adopted certain compliance procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

The following indicates the dollar range of beneficial ownership of shares by the Portfolio Manager in the Fund as of December 31, 2009:

Dollar Range of Equity Securities in the each Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000-$500,001-$1,000,000, Over $1,000,000)
Winslow Green Growth Fund
Jackson W. Robinson	$[ ] - $[ ]

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant.
U.S. Bancorp Fund Services, LLC, (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator to the Fund pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, the Administrator receives from the Fund 0.06% of average net assets on the first $250 million of Fund assets, 0.04% of average net assets on the next $1 billion, and 0.03% on the balance, all subject to an annual minimum fee of $32,000.  The Administrator also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements. Additionally, USBFS provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Fund by the Board of Trustees.

Prior to May 23, 2008, the Fund’s administrator, accountant and transfer agent was Citigroup Fund Services, LLC (“Citigroup”).  As of May 23, 2008, the Fund’s administrator, accountant and transfer agent is USBFS.

The table below shows the dollar amount of administration fees payable by the Fund or the Predecessor Fund for the fiscal periods ended December 31.

December 31, 2009	May 23, 2008 through December 31, 2008	January 1, 2008 through May 23, 2008	December 31, 2007
Administration Fee Paid to USBFS	Administration Fee Paid to USBFS	Administration Fee Paid to Citigroup	Administration Fee Paid to Citigroup
$[ ]	$[205,068]	$[ ]	$243,542

Custodian.
U.S. Bank, National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel.
________________, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.

Paul, Hastings, Janofsky & Walker LLP, Park Avenue Tower, 75 East 55th Street, New York, New York, 10022 serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer best execution, the Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreements with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.

While it is the Fund’s general policy to seek best execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934 when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. Additionally, in accordance with procedures adopted by the Trust, the Adviser may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such other accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Fund. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for its customers.

The table below shows the amount of brokerage commissions paid by the Fund for the fiscal periods ended December 31.

Winslow Green Growth Fund
	Total Brokerage Commissions ($)	Total Brokerage Commissions ($) Paid to an Affiliate of the Fund or Adviser	% of Brokerage Commissions Paid to an Affiliate of the Fund or Adviser	% of Principal Value of Transactions Executed by an Affiliate of the Fund or Adviser
Year Ended December 31, 2009(1)	$[ ]	$[ ]	[ ]%	[ ]%
Year Ended December 31, 2008(2)	$1,479,721	$0	0%	0%
Year Ended December 31, 2007	$987,002	$0	0%	0%
(1)	The current investment adviser is Brown Advisory. Prior to March 31, 2009, the investment adviser was Winslow.
(2)	Prior to May 23, 2008, the Fund was a series of Forum Funds.

Of such amount, the following was paid to firms for research, statistical or other services provided to the Adviser during the last fiscal year:

Winslow Green Growth Fund
	Broker	Amount Directed	Amount of Commissions Generated
Year Ended December 31, 2009		$[ ]	$[ ]

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of the Fund upon liquidation or dissolution.  The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DISTRIBUTION PLAN

In July 2009, shareholders approved a Distribution Plan for the Fund.  On July 27, 2009, the Fund implemented the Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Investor Class Shares under which the Investor Class pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  Amounts paid under the Plan, by the Fund, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Fund’s shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Fund.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor and the Adviser, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of the Fund’s assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

SHAREHOLDER SERVICING PLAN

Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust established by the Fund with respect to the Investor Class of the Fund, the Adviser is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”).  Under the Plan, the Adviser may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following:  (1) establishing and maintaining accounts and records relating for shareholders of the Fund; (2) aggregating and processing orders involving the shares of the Fund; (3) processing dividend and other distribution payments from the Fund on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Fund to shareholders; (7) assisting shareholders in changing the Fund’s records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Adviser may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, the Fund pays the Adviser a fee of up to 0.25% of the Fund’s average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.  The Plan may be terminated, with respect to a class or classes of the Fund, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.

DETERMINATION OF NET ASSET VALUE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund.

The securities in the Fund’s portfolios, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is primarily traded.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Fund’s shares.

How to Buy Shares.
In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund from certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of Fund shares is its NAV plus any applicable sales charges.  Shares are purchased at the public offering price next determined after USBFS receives your order in proper form as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Fund’s shares, (2) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investments and redemption fees for certain fiduciary and retirement plan accounts, for employees of the Adviser or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, the Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

Automatic Investment Plan.
As discussed in the Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that the AIP does not assure a profit nor does it protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds.
You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for Fund shares redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by USBFS of the written request in proper form, with the appropriate documentation as stated in the Fund’s Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions.
As described in the Prospectus, shareholders with telephone privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries from any person claiming to be a shareholder, the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If it fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting USBFS by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus.  The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions In-Kind.
The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Additional Performance Information.
The performance of the Predecessor Fund, as presented in the Green Growth Fund’s “Performance” section in the Prospectus, was prepared and presented in accordance with the Mass Mutual Institutional Funds No Action Letter (publicly available September 28, 1995).

DISTRIBUTIONS AND TAX INFORMATION
Distributions.
Dividends from net investment income and distributions from net profits from the sale of securities are generally made at least annually, as described in the Prospectus.  Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended November 30 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions made during the previous year.

Tax Information.
Each series of the Trust, including the Fund, is treated as a separate entity for federal income tax purposes.  The Fund has elected and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Fund’s policy is to distribute to shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12-month period ending on November 30 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If, in any taxable year, the Fund fails to qualify as a regulated investment company under subchapter M of the Code, it will be taxed as a corporation.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible under current law for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income for individual shareholders and the dividends-received deduction for corporate shareholders.  However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRA notifies the Fund that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as the Fund qualifies as a regulated investment company for federal income tax purposes.  Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on Fund distributions.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Fund and Quasar has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Fund.  The Adviser does not currently intend to make such payments, but reserves the right to initiate payments in the future without notice to shareholders.  These payments may be divided into categories as follows:

Support Payments
Payments may be made by the Adviser to certain Financial Intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and Financial Intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events
The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

As of December 31, 2009 the Adviser did not have agreements with any firms to pay such Support Payments.  Future Support Payments may be structured in three ways:  (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

FINANCIAL STATEMENTS

The Fund’s Annual Report to shareholders for the fiscal year ended December 31, 2009 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1-Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 - Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A - 1 - This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A - 2 - Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

APPENDIX B – PROXY VOTING POLICY

Winslow Management Company

Winslow Management Company, LLC (Winslow) believes that positive environmental performance has the potential to produce superior investment performance over time and seeks to invest in companies that have a positive impact on the environment.  Winslow’s investments are not exclusive to the environmental services sector (i.e. waste management); portfolio companies may include renewable energy, natural and organic food, retail, healthcare, and consumer products companies.

In support of this investment approach and in recognition of the fiduciary obligation that Winslow has to its clients, Winslow has developed a proxy voting policy that seeks to promote effective corporate governance structures and encourage improvements in environmental policies and performance.  The policy seeks to promote general corporate responsibility, while also seeking to create and preserve economic value.  Winslow’s proxy voting guidelines and related policies and procedures are designed to ensure that proxy voting decisions positively affect the long term value of client assets.

Oversight of Winslow’s proxy voting program is the responsibility of Winslow’s Proxy Committee.  In addition, designated “Proxy Administrator(s)” are responsible for monitoring corporate actions, making voting decisions and ensuring that proxies are submitted in a timely manner.  In order to facilitate the proxy voting process, Winslow has contracted with an independent, third party proxy service (“Proxy Service”), currently Glass Lewis & Company, to vote proxies for Winslow’s accounts on Winslow’s behalf.   The Proxy Service provides Winslow with proxy analysis, vote execution services according to Winslow’s proxy voting policy, and quarterly reporting on votes cast.  The Proxy Administrator(s) will periodically review such recommendations and may override individual recommendations from the Proxy Service when appropriate.  Vote overrides could potentially occur in instances where Winslow has obtained additional information regarding a company’s environmental record or a company has committed to undertaking specific positive corporate governance changes.  In addition, there may be instances where the Proxy Administrator(s) determine that it is in the best economic interests of clients to abstain from voting at individual shareholder meetings, such as (by example and without limitation) instances where foreign proxy issuers impose unreasonable or expensive voting or holding requirements, or when the costs to effect a vote would be uneconomic relative to the value of the Fund’s investment in the issuer, such as when costs would be incurred or revenues would be lost to recall a securities loan and the items for vote are considered routine or uncontested.

Application of the Winslow proxy voting guidelines to vote client proxies should, in most instances, adequately address any possible conflicts of interest since voting guidelines are pre-determined by the Proxy Committee using recommendations from the Proxy Service.  In cases where the Proxy Committee has determined that there may be a material conflict of interest regarding a particular security, Winslow will default to the Proxy Service’s recommendations for that proposal and will not have the ability to override the recommendations.  For proxy votes inconsistent with Winslow guidelines, the Proxy Committee will review all such proxy votes in order to determine whether the proposed voting rationale appears reasonable.  The Proxy Committee also assesses whether any business or other relationships between Winslow and a portfolio company could have influenced an inconsistent vote on that company’s proxy.

The Proxy Committee will be responsible for monitoring for potential conflicts of interest.   Examples of potential conflicts of interest may include (but are not limited to), investment personnel of Winslow sitting on a company’s board, or personal or familial relationships.

When reviewing potential conflicts for materiality, the Proxy Committee will take a two-step approach.  First, for those potential conflicts that have a financial basis for materiality, the conflict will be presumed to be non-material unless it involves at least 5% of the Winslow’s annual revenue.  However, the Proxy Committee should also take into consideration all relevant factors to determine whether the potential conflict could be material even though the financial relationship is below the pre-determined threshold.

Second, for those potential conflicts that have a non-financial basis for materiality, the Proxy Committee will be responsible for identifying those employees most likely to be affected by them (e.g. Portfolio Managers, Senior Management and Proxy Administrators).  An example of a non-financial conflict may be the spouse of a Portfolio Manager serving on the board of a public company in a senior capacity.  Any conflict of interest involving a Proxy Administrator will automatically be deemed to be material.  On an annual basis all employees must disclose any outside business activities and personal investments not previously disclosed or any other potential conflicts of interests.

The Proxy Committee will document the review of any potential conflicts of interest, whether they were deemed to be material or not, and the result of such review.

Vote Summary Reports will be generated for each client that requests that Winslow furnish proxy-voting records.  The report will specify the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue.   All client requests for proxy information will be maintained and fulfilled by the Proxy Administrator(s).

In addition, Winslow will report all proxy votes for the Winslow Green Mutual Funds according to SEC regulations.  This voting record will be provided to the SEC according to the regulation, as well as posted on the Winslow website.

Winslow must retain for a period of five years the following records: proxy voting policies and procedures; records of client requests for proxy voting information, any documents prepared by Winslow that were material to making a proxy voting decision or that memorialized the basis for the decision; proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database); and, records of votes cast on behalf of clients.

The following guidelines provide an overview of how the Proxy Service votes proxies on behalf of Winslow Management Company.  They are guidelines, not absolute instructions nor are they exhaustive of all of the issues that may arise.  Therefore, there may be cases in which the final vote cast on a particular issue before a company’s shareholders varies from, or may be inconsistent with, the guidelines due to a close examination of the merits of the proposal and consideration of recent and company-specific information.  Any vote will be in the best interest of clients.  Winslow reviews these guidelines on an annual basis to take into account new social issues and the latest research in corporate governance.

In addition, it should be noted that although many of the basic governance concepts and social objectives transcend national boundaries, differences in corporate governance standards, shareholder rights, and legal restrictions necessitate a more customized approach to voting in non-U.S. markets. In many countries, the requirements for filing shareholder resolutions are often prohibitive, resulting in a much lower number of shareholder proposals in non-U.S. markets. Differences in compensation practices, board structures, and capital structures necessitate a customized approach to evaluating proposals in different countries. In many cases, shareholder approval is required for resolutions that do not require shareholder approval in the U.S. Mechanisms such as restricted voting rights, share-blocking requirements, and requirements to be represented in person at meetings, make the voting process more complicated than in the U.S.  Finally, lower levels of disclosure in non-U.S. markets often make it difficult to apply the same policy that would apply to a U.S. company.  Although the following proxy voting guidelines reflect the general principles applied to management and shareholder proposals at both U.S. and non-U.S. companies, specific voting guidelines may vary for non-U.S. companies as a result of differences in market norms. The following proxy voting guidelines are divided up into two main sections: management proposals and shareholder proposals.  Please note, in particular, Winslow’s addendum for voting shareholder resolutions.  Winslow’s guidelines for voting shareholder proposals differ from the Proxy Service’s guidelines, as noted.

January 2009

Shareholder Proposals

This section replaces the standard guidelines used by Glass Lewis in analyzing shareholder-proposed resolutions relating to environmental and social issues for Winslow Management Company.

In support of Winslow’s investment approach and in recognition of the fiduciary obligation that Winslow has to its clients, Winslow has developed proxy voting guidelines that seek to promote effective corporate governance structures and encourage improvements in environmental policies and performance. The guidelines seek to promote general corporate responsibility, while also creating and preserving economic value. Winslow’s proxy voting guidelines and related policies and procedures are designed to ensure that proxy voting decisions positively affect the long term value of client assets.

Winslow will review all shareholder proposals addressing social or environmental issues on a case-by-case basis. In determining whether to vote for a particular shareholder proposal, factors Winslow will consider include:

➢	Potential impacts of adoption of the proposal on shareholder value
➢	Reputational risk of the company’s current stance on the issue as well as reputational risk if the proposal was adopted
➢	The company’s response to the proposal
➢	Rationale for the proposal

In general, Winslow will vote in favor of proposals that promote good environmental and social stewardship while enhancing long-term shareholder value.  We will support resolutions that propose a variety of policies and actions, including but not limited to:
➢	Reduction of environmental impact, including:
o	energy, water, and resource use
o	greenhouse gas emissions
o	other air and water emissions
o	waste generation
o	chemical use
➢	Disclosure of liabilities or risks stemming from climate change
➢	Adoption of Ceres principles
➢	Publication of environmental or sustainability reports
➢	Avoidance of genetically engineered product inputs / appropriate labeling of products containing genetically engineered ingredients
➢	Avoidance of toxic materials/ appropriate labeling of products containing toxic materials
➢	Increased diversity of workforce and Board of Directors
➢	Equal rights and benefits to all employees regardless of race, gender and/or sexual orientation
➢	Implementation of supply chain labor standards and codes of conduct
➢	Disclosure of political contributions

US
Proxy Paper Policy Guidelines

An Overview of the Glass Lewis Approach to
Proxy Advice for U.S. companies for 2009

I.  Election of Directors

Board of Directors

Boards are put in place to represent shareholders and protect their interests. Glass Lewis seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term.  We believe that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.

Board Composition

We look at each individual on the board and examine his or her relationships with the company, the company’s executives and with other board members.  The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships are likely to impact the decisions of that board member.

We vote in favor of governance structures that will drive positive performance and enhance shareholder value.  The most crucial test of a board’s commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.

We believe a director is independent if he or she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service.  Relationships that have existed within the five years prior to the inquiry are usually considered to be “current” for purposes of this test.

In our view, a director is affiliated if he or she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company.  This includes directors whose employers have a material financial relationship with the Company.  This also includes a director who owns or controls 25% or more of the company’s voting stock.

We define an inside director as one who simultaneously serves as a director and as an employee of the company.  This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.

Although we typically vote for the election of directors, we will recommend voting against directors (or withholding where applicable, here and following) for the following reasons:

•	A director who attends less than 75% of the board and applicable committee meetings.

•	A director who fails to file timely form(s) 4 or 5 (assessed on a case-by-case basis).
•	A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.
•	All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.

We also feel that the following conflicts of interest may hinder a director’s performance and will therefore recommend voting against a:

•	CFO who presently sits on the board.
•	Director who presently sits on an excessive number of boards
•	Director, or a director whose immediate family member, provides material professional services to the company at any time during the past five years.
•	Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.
•	Director with an interlocking directorship.

Board Committee Composition

All key committees including audit, compensation, governance, and nominating committees should be composed solely of independent directors and each committee should be focused on fulfilling its specific duty to shareholders. We typically recommend that shareholders vote against any affiliated or inside director seeking appointment to an audit, compensation, nominating or governance committee or who has served in that capacity in the past year.

Review of the Compensation Discussion and Analysis Report

We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee. In our evaluation of the CD&A, we examine, among other factors, the extent to which the company has used performance goals in determining overall compensation, how well the company has disclosed performance metrics and goals and the extent to which the performance metrics, targets and goals are implemented to enhance company performance. We would recommend voting against the chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.

Review of Risk Management Controls

We believe companies, particularly financial firms, should have a dedicated risk committee, or a committee of the board charged with risk oversight, as well as a chief risk officer who reports directly to that committee, not to the CEO or another executive. In cases where a company has disclosed a sizable loss or writedown, and where a reasonable analysis indicates that the company’s board-level risk committee should be held accountable for poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise), we will consider recommending to vote against the chairman of the board on that basis.

Separation of the roles of Chairman and CEO

Glass Lewis believes that separating the roles of corporate officers and the chairman of the board is a better governance structure than a combined executive/chairman position.  The role of executives is to manage the business on the basis of the course charted by the board.  Executives should be in the position of reporting and answering to the board for their performance in achieving the goals set out by such board.  This becomes much more complicated when management actually sits on, or chairs, the board.

We view an independent chairman as better able to oversee the executives of the company and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. This, in turn, leads to a more proactive and effective board of directors that is looking out for the interests of shareholders above all else.

We do not recommend voting against CEOs who serve on or chair the board.  However, we do support a separation between the roles of chairman of the board and CEO, whenever that question is posed in a proxy.

In the absence of an independent chairman, we support the appointment of a presiding or lead director with authority to set the agenda for the meetings and to lead sessions outside the presence of the insider chairman.

Majority Voting for the Election of Directors

Glass Lewis will generally support proposals calling for the election of directors by a majority vote in place of plurality voting. If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to assume the role of a director. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.

Classified Boards

Glass Lewis favors the repeal of staggered boards in favor of the annual election of directors.  We believe that staggered boards are less accountable to shareholders than annually elected boards. Furthermore, we feel that the annual election of directors encourages board members to focus on protecting the interests of shareholders.

Mutual Fund Boards

Mutual funds, or investment companies, are structured differently than regular public companies (i.e., operating companies). Members of the fund's adviser are typically on the board and management takes on a different role than that of other public companies. As such, although many of our guidelines remain the same, the following differences from the guidelines at operating companies apply at mutual funds:

1.
We believe three-fourths of the boards of investment companies should be made up of independent directors, a stricter standard than the two-thirds independence standard we employ at operating companies.

2.
We recommend voting against the chairman of the nominating committee at an investment company if the chairman and CEO of a mutual fund is the same person and the fund does not have an independent lead or presiding director.

II.  Financial Reporting

Auditor Ratification

We believe that role of the auditor is crucial in protecting shareholder value.  In our view, shareholders should demand the services of objective and well-qualified auditors at every company in which they hold an interest.  Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders.

Glass Lewis generally supports management's recommendation regarding the selection of an auditor. However, we recommend voting against the ratification of auditors for the following reasons:

•	When audit fees added to audit-related fees total less than one-third of total fees.
•
When there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g., a restatement due to a reporting error).

•	When the company has aggressive accounting policies.
•	When the company has poor disclosure or lack of transparency in financial statements.

•	When there are other relationships or issues of concern with the auditor that might suggest a conflict between the interest of the auditor and the interests of shareholders.
•
When the company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Auditor Rotation

We typically support audit related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).

Pension Accounting Issues

Proxy proposals sometimes raise the question as to whether pension accounting should have an effect on the company's net income and therefore be reflected in the performance of the business for purposes of calculating payments to executives. It is our view that pension credits should not be included in measuring income used to award performance-based compensation. Many of the assumptions used in accounting for retirement plans are subject to the discretion of a company, and management would have an obvious conflict of interest if pay were tied to pension income.

III.  Compensation

Equity Based Compensation Plans

Glass Lewis evaluates option and other equity-based compensation on a case-by-case basis. We believe that equity compensation awards are a useful tool, when not abused, for retaining and incentivizing employees to engage in conduct that will improve the performance of the company.

We evaluate option plans based on ten overarching principles:

•	Companies should seek additional shares only when needed.
•	The number of shares requested should be small enough that companies need shareholder approval every three to four years (or more frequently).
•	If a plan is relatively expensive, it should not be granting options solely to senior executives and board members.
•	Annual net share count and voting power dilution should be limited.
•	Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and in line with the peer group.
•	The expected annual cost of the plan should be proportional to the value of the business.

•	The intrinsic value received by option grantees in the past should be reasonable compared with the financial results of the business.
•	Plans should deliver value on a per-employee basis when compared with programs at peer companies.
•	Plans should not permit re-pricing of stock options.

Option Exchanges

Option exchanges are reviewed on a case-by-case basis, although they are approached with great skepticism. Repricing is tantamount to a re-trade. We will support a repricing only if the following conditions are true:

•	Officers and board members do not participate in the program.
•	The stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude.
•	The exchange is value neutral or value creative to shareholders with very conservative assumptions and a recognition of the adverse selection problems inherent in voluntary programs.
•	Management and the board make a cogent case for needing to incentivize and retain existing employees, such as being in a competitive employment market.

Performance Based Options

We generally recommend that shareholders vote in favor of performance-based option requirements. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would attract executives who believe in their ability to guide the company to achieve its targets.

Linking Pay with Performance

Executive compensation should be linked directly with the performance of the business the executive is charged with managing.  Glass Lewis grades companies on an A to F scale based on our analysis of executive compensation relative to performance and that of the company’s peers and will recommend voting against the election of compensation committee members at companies that receive a grade of F.

Director Compensation Plans

Non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include equity-based awards, which help to align the interests of outside directors with those of shareholders.  Director fees should be competitive in order to retain and attract qualified individuals.

Advisory Votes on Compensation

We closely review companies’ compensation practices and disclosure as outlined in their CD&As and other company filings to evaluate management-submitted advisory compensation vote proposals. In evaluating these non-binding proposals, we examine how well the company has disclosed information pertinent to its compensation programs, the extent to which overall compensation is tied to performance, the performance metrics selected by the company and the levels of compensation in comparison to company performance and that of its peers. Glass Lewis will generally recommend voting in favor of shareholder proposals to allow shareholders an advisory vote on compensation.

Limits on Executive Compensation

Proposals to limit executive compensation will be evaluated on a case-by-case basis. As a general rule, we believe that executive compensation should be left to the board's compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue.

Limits on Executive Stock Options

We favor the grant of options to executives. Options are a very important component of compensation packages designed to attract and retain experienced executives and other key employees. Tying a portion of an executive's compensation to the performance of the company also provides an excellent incentive to maximize share values by those in the best position to affect those values.  Accordingly, we typically vote against caps on executive stock options.

IV.  Governance Structure

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans)

Glass Lewis believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers.  Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock.

We believe that boards should be given wide latitude in directing the activities of the company and charting the company's course.  However, on an issue such as this where the link between the financial interests of shareholders and their right to consider and accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan's implementation.

In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable ‘qualifying offer’ clause.

Right of Shareholders to Call a Special Meeting

We will vote in favor of proposals that allow shareholders to call special meetings. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting such a meeting.

Shareholder Action by Written Consent

We will vote in favor of proposals that allow shareholders to act by written consent. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting action by written consent.

Authorized Shares

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Adequate capital stock is important to the operation of a company.  When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock beyond what is currently available:

1.	Stock split
2.	Shareholder defenses
3.	Financing for acquisitions
4.	Financing for operations

Unless we find that the company has not disclosed a detailed plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend in favor of the authorization of additional shares.

Voting Structure

Cumulative Voting

Glass Lewis will vote for proposals seeking to allow cumulative voting. Cumulative voting is a voting process that maximizes the ability of minority shareholders to ensure representation of their views on the board.  Cumulative voting generally operates as a safeguard for by ensuring that those who hold a significant minority of shares are able to elect a candidate of their choosing to the board.

Supermajority Vote Requirements

Glass Lewis favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests.  One key example is in the takeover context where supermajority vote requirements can strongly limit shareholders’ input in making decisions on such crucial matters as selling the business.

Shareholder Proposals

Shareholder proposals are evaluated on a case-by-case basis. We generally favor proposals that are likely to increase shareholder value and/or promote and protect shareholder rights. We typically prefer to leave decisions regarding day-to-day management of the business and policy decisions related to political, social or environmental issues to management and the board except when we see a clear and direct link between the proposal and some economic or financial issue for the company.

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolio’s (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008 between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(B)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and DAL Investment Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)(C)
Investment Advisory Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)(D)
Investment Advisory Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

1

(vi)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)(B)
Investment Advisory Agreement dated December 7, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vi)(C)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)(D)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)(E)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(viii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

2

(xiv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Investment Advisory Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xvi)
Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xvii)
Investment Advisory Agreement dated May 1, 2009 between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xviii)
Investment Sub-Advisory Agreement dated May 1, 2009 between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xix)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xx)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xxi)	Investment Advisory Agreement dated _______, 2010 between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated – to be filed by amendment.
(e)	(i)
Distribution Agreement dated May 19, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

3

(iv)(C)
Amendment to Exhibit A of the Distribution Agreement dated February 5, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)(D)
Distribution Agreement dated February 24, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(v)(A)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(v)(B)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(v)(C)
Second Amendment dated June 15, 2009 to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(A)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 323 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2008.

(x)(A)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xi)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

4

	(xii)	Distribution Agreement dated _______, 2009 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Quasar Distributors, LLC – to be filed by amendment.
(xiii)
Distribution Agreement dated February 24, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xiv)
Form of Distribution Agreement dated ______, 2009 between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xv)
Distribution Agreement dated June 15, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvi)
Distribution Agreement dated August 3, 2009 between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xvii)	Distribution Agreement dated ________, 2010 between the Trust, on behalf of the Brown Advisory funds and Quasar Distributors, LLC – to be filed by amendment.
(f)		Bonus or Profit Sharing Contracts – None.
(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iv)
Addendum to Custodian Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Addendum to Custodian Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vi)
Addendum to Custodian Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vii)
Addendum to Custodian Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(viii)
Addendum to Custodian Agreement on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(ix)
Addendum to Custodian Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

5

(x)
Amendment to Custodian Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xi)
Form of Amendment to Custodian Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xii)
Amendment to Custodian Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xiii)
Amendment to Custodian Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiv)
Amendment to Custodian Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xv)
Amendment to Custodian Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xvi)	Amendment to Custodian Agreement on behalf of the Brown Advisory Funds – to be filed by amendment.
(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(B)
Addendum to Fund Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Fund Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Fund Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(i)(E)
Addendum to Fund Administration Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(F)
Addendum to Fund Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(G)
Addendum to Fund Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(H)
Addendum to Fund Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

6

(i)(I)
Addendum to Fund Administration Servicing Agreement on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(i)(J)
Amendment to Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(i)(K)
Form of Amendment to Fund Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(i)(L)
Amendment to Fund Administration Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(i)(M)
Amendment to Fund Administration Servicing Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(N)
Amendment to Fund Administration Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(O)
Amendment to Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(i)(P)	Amendment to Fund Administration Servicing Agreement on behalf of the Brown Advisory Funds – to be filed by amendment.
(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)
Addendum to Fund Accounting Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(E)
Addendum to Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(F)
Addendum to Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(G)
Addendum to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

7

(ii)(H)
Addendum to Fund Accounting Servicing Agreement on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(ii)(I)
Amendment to Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(ii)(J)
Form of Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(K)
Amendment to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ii)(L)
Amendment to Fund Accounting Servicing Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(M)
Amendment to Fund Accounting Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(N)
Amendment to Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(O)	Amendment to Fund Accounting Servicing Agreement on behalf of the Brown Advisory Funds – to be filed by amendment.
(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)(D)
Addendum to Transfer Agent Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(E)
Addendum to Transfer Agent Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(F)
Addendum to Transfer Agent Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(G)
Addendum to Transfer Agent Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

8

(iii)(H)
Addendum to Transfer Agent Agreement on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(iii)(I)
Amendment to Transfer Agent Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iii)(J)
Form of Amendment to Transfer Agent Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(K)
Transfer Agent Agreement dated May 1, 2009 between the Trust, on behalf of Jordan Opportunity Fund, and Atlantic Shareholder Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(iii)(L)
Amendment to Transfer Agent Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iii)(M)
Amendment to Transfer Agent Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(N)
Amendment to Transfer Agent Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(O)
Amendment to Transfer Agent Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(P)	Amendment to Transfer Agent Agreement on behalf of the Brown Advisory Funds – to be filed by amendment.
(iv)
Operating Expense Limitation Agreement dated September 2, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated August 10, 2005 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 12, 2005.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

9

(ix)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(x)
Operating Expense Limitation Agreement dated January 31 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(xi)
Operating Expense Limitation Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(xii)
Operating Expense Limitation Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xiii)
Operating Expense Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(xiv)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xv)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvi)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvii)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xviii)
Operating Expense Limitation Agreement dated July 18, 2007 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 298 to the Trust’s Registration Statement on Form N-1a, filed with the SEC on December 13, 2007.

(xix)
Operating Expense Limitation Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xx)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

10

(xxi)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(xxii)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xxiii)
Operating Expense Limitation Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xxiv)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(xxv)
Operating Expense Limitation Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, Winslow Green Solutions Fund, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xxvi)
Operating Expense Limitation Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxvii)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxviii)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xxix)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxx)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xxxi)	Operating Expense Limitation Agreement dated ________, 2010 between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated – to be filed by amendment.
(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

11

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker LLP for the FundX Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)
Opinion and Consent of Counsel dated January 31, 2007 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(viii)
Opinion and Consent of Counsel dated February 21, 2008 by Goodwin Procter LLP for the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(x)
Opinion and Consent of Counsel dated December 18, 2007 by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(xi)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xii)
Opinion and Consent of Counsel dated August 21, 2002 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xiii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Perkins Discovery Fund is herein incorporated by reference from Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiv)
Opinion and Consent of Counsel dated December 19, 2000 by Paul, Hastings, Janofsky & Walker LLP for Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xv)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xvi)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

12

(xvii)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xviii)
Opinion and Consent of Counsel by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xix)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(xx)(A)
Opinion of Counsel dated May 23, 2008 by Goodwin Procter LLP for the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xx)(B)
Consent of Counsel dated May 27, 2008 by Paul, Hastings, Janofsky & Walker for the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(xxi)(A)
Opinion of Counsel dated March 31, 2009 by Paul, Hastings, Janofsky & Walker for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxi)(B)
Consent of Counsel dated March 31, 2009 by Paul, Hastings, Janofsky & Walker for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxii)(A)
Opinion of Counsel dated May 1, 2009 by Goodwin Procter LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xxii)(B)
Consent of Counsel dated May 1, 2009 by Paul, Hastings, Janofsky & Walker for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xxiii)(A)
Opinion of Counsel dated May 29, 2009 by Paul, Hastings, Janofsky & Walker for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xxiii)(B)
Consent of Counsel dated May 29, 2009 by Paul, Hastings, Janofsky & Walker for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xxiv)(A)
Opinion of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxiv)(B)
Consent of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxv)(A)
Opinion of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxv)(B)
Consent of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

13

(xxvi)(A)
Opinion of Counsel dated August 27, 2009 by Paul, Hastings, Janofsky & Walker for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxvi)(B)
Consent of Counsel dated August 27, 2009 by Paul, Hastings, Janofsky & Walker for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxvi)(C)
Opinion of Counsel dated August 31, 2009 by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

	(xxvii)(A)	Opinion of Counsel dated ________, 2010 by Goodwin Procter LLP for the Brown Advisory Funds – to be filed by amendment.
	(xxvii)(B)	Consent of Counsel dated ________, 2010 by Paul, Hastings, Janofsky & Walker for the Brown Advisory Funds – to be filed by amendment.
(j)	(i)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.
(ii)(A)
Power of Attorney for Dorothy Berry dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(B)
Power of Attorney for Wallace Cook dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(C)
Power of Attorney for Eric Falkeis dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(D)
Power of Attorney for Carl Froebel dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(E)
Power of Attorney for Steve Paggioli dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(F)
Power of Attorney for Robert Slotky dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(iii)
Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

14

(vi)
Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(vii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(viii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(x)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xiii)	Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Brown Advisory Funds – to be filed by amendment.
(n)	(i)
Rule 18f-3 Plan dated August 14, 2008 by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007 by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 27, 2008 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(iv)
Rule 18f-3 Plan by the Trust on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(v)
Rule 18f-3 Plan dated August 3, 2009 by the Trust on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Rule 18f-3 Plan dated August 3, 2009 by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(vii)	Rule 18f-3 Plan dated ________, 2010 by the Trust on behalf of the Brown Advisory Funds – to be filed by amendment.
(o)		Reserved.

15

(p)	(i)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

(ii)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 319 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2008.

(iv)
Code of Ethics for Jurika, Mills & Keifer, LLC is herein incorporated by reference from Post-Effective Amendment No. 361 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 26, 2009.

(v)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(vi)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(vii)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(viii)
Code of Ethics for Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(ix)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(x)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xi)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(xii)
Code of Ethics for Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xiii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xiv)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xv)
Code of Ethics for Hellman, Jordan Management Company, Inc. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xvi)
Code of Ethics for DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

16

(xvii)
Code of Ethics for Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xviii)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 23, 2008.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds

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Alpine Series Trust	Masters' Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
First American Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
First American Investment Funds, Inc.	PineBridge Mutual Funds
First American Strategy Funds, Inc.	PRIMECAP Odyssey Funds
Fort Pitt Capital Funds	Professionally Managed Portfolios
Glenmede Fund, Inc.	Prospector Funds, Inc.
Glenmede Portfolios	Purisima Funds
Greenspring Fund, Inc.	Quaker Investment Trust
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding Loevner Funds, Inc.	Rockland Funds Trust
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds
Hotchkis & Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Bob Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	Executive Vice President
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)            Not applicable.

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Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Brown Investment Advisory Incorporated 901 S. Bond Street, Suite 400 Baltimore, Maryland 21231 -And- 99 High Street, 12th Floor Boston, Massachusetts 02110
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, CA 94104
DSM Capital Partners LLC 320 East Main Street Mount Kisco, NY 10549
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, TX 75225
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, TX 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
NorthCoast Asset Management, LLC 35 Mason Street, Greenwich, Connecticut 06830
Osterweis Capital Management, Inc. One Maritime Plaza, Suite 800 San Francisco, CA 94111

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Records Relating to:	Are located at:
Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, CA 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, MN 55391-1769
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, OR 97209
Stephens Investment Management Group, LLC 111 Center Street Little Rock, AR 72201
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, OR 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, LA 70130
Windowpane Advisors, L.L.C. 600 West Broadway, Suite 1225 San Diego, California 92101
Registrant’s Investment Sub-Advisers
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 371 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the in the City of Glendora and State of California, on February 26, 2010.

  Professionally Managed Portfolios

By: /s/Robert M. Slotky
              Robert M. Slotky
              President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 371 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	February 26, 2010
Steven J. Paggioli

Dorothy A. Berry*	Trustee	February 26, 2010
Dorothy A. Berry

Wallace L. Cook*	Trustee	February 26, 2010
Wallace L. Cook

Carl A. Froebel*	Trustee	February 26, 2010
Carl A. Froebel

/s/Robert M. Slotky	President	February 26, 2010
Robert M. Slotky

Eric W. Falkeis*	Executive Vice President	February 26, 2010
Eric W. Falkeis

/s/Patrick J. Rudnick	Treasurer and Principal	February 26, 2010
Patrick J. Rudnick	Financial and Accounting Officer

*/s/By: Robert M. Slotky		February 26, 2010
Robert M. Slotky Attorney-In Fact pursuant to Power of Attorney

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